As filed with the Securities and Exchange Commission on July 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2011

Date of reporting period:  May 31, 2010

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 94.08%	Value

	Aerospace Product and Parts Manufacturing - 2.88%
6,410	Boeing Co.	$411,394

	Agriculture, Construction, and Mining Machinery Manufacturing - 3.84%
9,300	AGCO Corp.*	267,561
3,010	Martin Marietta Materials, Inc.	280,622
		548,183

	Basic Chemical Manufacturing - 2.94%
5,420	Praxair, Inc.	420,592

	Communications Equipment Manufacturing - 1.89%
11,650	Cisco Systems, Inc.*	269,814

	Computer & Peripheral Equipment Manufacturing - 5.85%
1,130	Apple, Inc.*	290,591
5,970	Hewlett-Packard Co.	274,680
2,160	International Business Machines Corp.	270,561
		835,832

	Computer Systems Design and Related Services - 3.78%
14,390	Accenture PLC - Class A#	539,913

	Conglomerates - 3.92%
17,240	Loews Corp.	560,472

	Cut and Sew Apparel Manufacturing - 2.89%
5,340	VF Corp.	413,049

	Deep Sea, Coastal, and Great Lakes Water Transportation - 1.96%
8,700	Alexander & Baldwin, Inc.	280,053

	Depository Credit Intermediation - 0.91%
3,400	State Street Corp.	129,778

	Electric Power Generation, Transmission and Distribution - 2.06%
12,630	NRG Energy, Inc.*	294,911

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.01%
4,230	Cummins, Inc.	287,555

	Footwear Manufacturing - 2.95%
5,830	Nike, Inc. - Class B	421,975

	Grain and Oilseed Milling - 2.83%
16,010	Archer-Daniels-Midland Co.	404,573

	Household Products - 2.86%
15,420	Avon Products, Inc.	408,476

	Industrial Machinery Manufacturing - 2.90%
32,050	Applied Materials, Inc.	413,765

	Insurance Carriers - 2.75%
5,560	Berkshire Hathaway, Inc. - Class B*	392,258

	Manufacturing and Reproducing Magnetic and Optical Media - 0.93%
3,050	Citrix Systems, Inc.*	133,010

	Metal Ore Mining - 3.10%
6,330	Freeport-McMoRan Copper & Gold, Inc.	443,417

	Motor Vehicle Manufacturing - 2.04%
24,800	Ford Motor Co.*	290,904

	Natural Gas Distribution - 2.94%
21,010	Spectra Energy Corp.	420,410

	Office Supplies, Stationery, and Gift Stores - 0.95%
6,270	Staples, Inc.	134,930

	Oil and Gas Extraction - 2.95%
6,600	Devon Energy Corp.	421,410

	Other Financial Investment Activities - 2.76%
4,020	Franklin Resources, Inc.	394,322

	Other Information Services - 2.11%
620	Google, Inc. - Class A*	300,812

	Petroleum and Coal Products Manufacturing - 10.19%
8,910	Exxon Mobil Corp.	538,698
7,880	Hess Corp.	419,216
14,920	Owens Corning, Inc.*	497,284
		1,455,198

	Semiconductor and Other Electronic Component Manufacturing - 3.92%
6,500	Intel Corp.	139,230
19,870	Molex, Inc.	420,847
		560,077

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.74%
6,430	Clorox Co.	403,933
1,660	Colgate-Palmolive Co.	129,629
		533,562

	Software Publishers - 2.69%
14,900	Microsoft Corp.	384,420

	Support Activities For Mining - 1.75%
4,460	Schlumberger Ltd.#	250,429

	Veneer, Plywood, and Engineered Wood Product Manufacturing - 1.94%
7,900	Plum Creek Timber Company, Inc.	276,658

	Wireless Telecommunications Carriers - 2.85%
5,090	Millicom International Cellular S.A.#	406,844

	TOTAL COMMON STOCKS (Cost $13,011,194)	13,438,996

Shares	PREFERRED STOCKS - 2.98%	Value
	Oil and Gas Extraction - 2.98%
13,750	Petroleo Brasileiro S.A. - Petrobras - ADR	425,837
	TOTAL PREFERRED STOCKS (Cost $445,464)	425,837

Shares	SHORT-TERM INVESTMENTS - 2.64%	Value

376,634	Fidelity Institutional Money Market Government Portfolio - Class I, 0.08% †	376,634
22,066	Reserve Primary Fund - Class 45+‡	—
	TOTAL SHORT-TERM INVESTMENTS (Cost $398,700)	376,634

	Total Investments in Securities (Cost $13,855,358) - 99.70%	14,241,467
	Other Assets in Excess of Liabilities - 0.30%	43,429
	Net Assets - 100.00%	$14,284,896

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of May 31, 2010, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $22,066.
† Rate shown is the 7-day yield as of May 31, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows**:

Cost of investments	$13,900,430

Gross unrealized appreciation	$1,152,858
Gross unrealized depreciation	(811,821)
Net unrealized appreciation	$341,037

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the   Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$916,358	$—	$—	$916,358
Information	1,092,076	—	—	1,092,076
Manufacturing	8,645,089	—	—	8,645,089
Mining	1,541,093	—	—	1,541,093
Professional, Scientific, and Technical Services	539,913	—	—	539,913
Retail Trade	134,930	—	—	134,930
Transportation and Warehousing	280,053	—	—	280,053
Utilities	715,321	—	—	715,321
Total Equity	13,864,833	—	—	13,864,833
Short-Term Investments	376,634	—	—	376,634
Total Investments in Securities	$14,241,467	$—	$—	$14,241,467

Transfers between levels are recognized at the end of the reporting period.  During the period ended
May 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    7/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/26/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    7/26/2010

* Print the name and title of each signing officer under his or her signature.